Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 184.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 42.8%
Addo and Winterbotham 7.616% due 01/29/2028	GBP	20,000	$19,237
Alorica, Inc. 9.674% (LIBOR03M + 6.000%) due 12/11/2025 «~		$17,929	17,111
AP Core Holdings LLC 8.615% (LIBOR01M + 5.500%) due 09/01/2027 ~		13,850	12,881
Carnival Corp.
3.975% (EUR006M + 3.750%) due 06/30/2025 ~	EUR	29,472	26,429
6.127% (LIBOR06M + 3.250%) due 10/18/2028 ~		$3,431	3,028
Cengage Learning, Inc. 7.814% (LIBOR03M + 4.750%) due 07/14/2026 ~		4,613	4,188
Clear Channel Outdoor Holdings, Inc. 6.306% (LIBOR03M + 3.500%) due 08/21/2026 ~		10,941	9,806
Comexposium 3.930% (EUR003M + 4.000%) due 03/28/2026 ~	EUR	21,515	17,633
Coty, Inc. 2.868% (EUR001M + 2.500%) due 04/07/2025 ~		29,448	26,876
Cromwell EREIT Lux Finco SARL 1.645% (EUR003M + 1.500%) due 11/21/2024 «~		6,800	6,014
Diamond Sports Group LLC 10.695% due 05/26/2026		$19,229	18,556
DirecTV Financing LLC 8.115% (LIBOR01M + 5.000%) due 08/02/2027 ~		4,914	4,590
Envision Healthcare Corp.
TBD% due 04/29/2027 µ		4,415	4,343
10.602% due 04/29/2027		24,285	23,884
14.077% due 04/28/2028		53,894	50,121
Frontier Communications Corp. 7.438% (LIBOR03M + 3.750%) due 05/01/2028 ~		13,881	12,970
Galderma 7.424% (LIBOR03M + 3.750%) due 10/01/2026 ~		6	6
Gateway Casinos & Entertainment Ltd.
10.656% due 10/15/2027		46,313	45,647
11.408% due 10/18/2027	CAD	10,104	7,209
Gibson Brands, Inc. 7.939% (LIBOR01M + 5.000%) due 08/11/2028 «~		$6,253	5,065
Instant Brands Holdings, Inc. 7.076% (LIBOR03M + 5.000%) due 04/12/2028 ~		19,408	13,314
Intelsat Jackson Holdings SA 7.445% due 02/01/2029		12,998	12,231
KKR Apple Bidco LLC 8.865% (LIBOR01M + 5.750%) due 09/21/2029 ~		1,700	1,635
LifeMiles Ltd. 8.320% (LIBOR03M + 5.250%) due 08/30/2026 ~		6,608	6,373
NAC Aviation 29 DAC 4.008% due 06/30/2026		20,347	17,058
Oi SA
TBD% due 02/26/2035 «		22,555	7,894
1.750% (LIBOR03M) due 02/26/2035 «~		6,372	2,230
Poseidon Bidco TBD% due 07/14/2028 «	EUR	19,500	18,155
Project Quasar Pledgco SLU 3.869% (EUR001M + 3.250%) due 03/15/2026 «~		11,645	11,310
Promotora de Informaciones SA
5.250% (EUR006M + 5.250%) due 12/31/2026 ~		29,646	26,113
9.000% (EUR006M + 8.000%) due 06/30/2027 ~		9,555	8,381
PUG LLC 6.615% (LIBOR01M + 3.500%) due 02/12/2027 «~		$10,811	9,459
Republic of Cote d'lvoire 6.608% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	900	821
Royal Caribbean Cruises Ltd. TBD% (LIBOR03M + 1.300%) due 10/12/2022 «~µ		$12,536	12,426
Sequa Mezzanine Holdings LLC 9.760% (LIBOR03M + 6.750%) due 11/28/2023 ~		11,014	11,012
Sigma Bidco BV
5.228% due 07/02/2025	GBP	20,000	17,721
6.320% (WIBOR06M + 3.500%) due 07/02/2025 ~	PLN	31,054	4,511
Softbank Vision Fund 5.000% due 12/21/2025 «		$26,218	26,145
Steenbok Lux Finco 2 SARL 10.000% (LIBOR06M + 10.000%) due 12/31/2022 ~	EUR	9,452	5,077
Steenbok Lux Finco 2 SARL (0.225% Cash and 7.875% PIK) 8.100% (EUR006M) due 12/29/2022 ~(b)		1,736	1,726

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 12/29/2022 ~(b)		53,210	32,574
Sunseeker International Ltd. 5.550% (LIBOR03M + 5.500%) due 10/31/2028 «~µ		$22,100	21,859
Syniverse Holdings, Inc. 10.553% due 05/13/2027		46,907	40,604
Team Health Holdings, Inc. 5.865% (LIBOR01M + 2.750%) due 02/06/2024 ~		35,459	32,578
Telemar Norte Leste SA
TBD% due 02/26/2035 «		2,281	798
1.750% (LIBOR01Y + 1.750%) due 02/26/2035 «~		3,732	1,306
U.S. Renal Care, Inc.
8.115% (LIBOR01M + 5.000%) due 06/26/2026 ~		17,904	13,011
8.615% (LIBOR01M + 5.500%) due 06/26/2026 ~		2,210	1,606
Veritas U.S., Inc. 8.674% (LIBOR03M + 5.000%) due 09/01/2025 ~		8,261	6,602
Viad Corp. 8.115% (LIBOR01M + 5.000%) due 07/30/2028 ~		6,138	5,852

Total Loan Participations and Assignments (Cost $812,593)			685,976

CORPORATE BONDS & NOTES 44.4%
BANKING & FINANCE 10.4%
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	20,927	16,649
2.625% due 04/28/2025		7,000	5,899
3.625% due 09/24/2024		7,800	6,966
5.375% due 01/18/2028 •(k)		6,000	3,152
8.000% due 01/22/2030 •		1,603	880
10.500% due 07/23/2029		16,766	9,854
Claveau Re Ltd. 20.497% (T-BILL 3MO + 17.250%) due 07/08/2028 ~(k)		$3,400	3,302
Corsair International Ltd.
5.473% due 01/28/2027 •	EUR	1,700	1,562
5.823% due 01/28/2029 •		1,100	994
Credit Suisse Group AG
6.375% due 08/21/2026 •(g)(h)(k)		$600	438
7.250% due 09/12/2025 •(g)(h)(k)		200	153
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (k)		18,350	16,892
FloodSmart Re Ltd.
16.830% (T-BILL 3MO + 13.000%) due 03/01/2024 ~(k)		3,920	980
20.580% (T-BILL 3MO + 16.750%) due 03/01/2024 ~(k)		1,120	112
Hestia Re Ltd. 9.500% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		2,347	352
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (k)		4,680	3,923
Sanders Re Ltd. 11.750% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		4,164	4,051
Uniti Group LP
6.000% due 01/15/2030 (k)		21,202	13,502
6.500% due 02/15/2029 (k)		26,904	18,088
7.875% due 02/15/2025 (k)		19,000	18,572
VICI Properties LP 4.500% due 01/15/2028 (k)		200	178
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (k)		49,287	40,292

			166,791

INDUSTRIALS 26.2%
Altice Financing SA 5.750% due 08/15/2029 (k)		5,253	4,032
American Airlines Pass-Through Trust
3.350% due 04/15/2031 (k)		784	685
3.700% due 04/01/2028 (k)		2,101	1,793
Bombardier, Inc. 7.125% due 06/15/2026 (k)		7,400	6,798
Carvana Co. 10.250% due 05/01/2030 (k)		7,400	4,953
CGG SA
7.750% due 04/01/2027	EUR	8,900	7,434
8.750% due 04/01/2027 (k)		$25,253	21,242
Champion Path Holdings Ltd.
4.500% due 01/27/2026		14,670	10,138
4.850% due 01/27/2028		4,600	2,986
Community Health Systems, Inc. 8.000% due 03/15/2026 (k)		28,000	24,289
Coty, Inc. 3.875% due 04/15/2026	EUR	7,300	6,481
DISH DBS Corp. 5.250% due 12/01/2026 (k)		$5,630	4,623
Endurance International Group Holdings, Inc. 6.000% due 02/15/2029 (k)		10,800	7,191

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

Foodco Bondco SA 6.250% due 05/15/2026	EUR	9,000	6,461
Frontier Communications Holdings LLC 6.000% due 01/15/2030 (k)		$2,801	2,206
Grifols Escrow Issuer SA 3.875% due 10/15/2028	EUR	3,600	2,620
Guara Norte SARL
5.198% due 06/15/2034 (k)		$1,217	971
5.198% due 06/15/2034		4,139	3,303
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (k)		48,922	41,716
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (b)(k)		18,158	16,821
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	2,300	1,803
Melco Resorts Finance Ltd. 5.375% due 12/04/2029 (k)		$200	122
MGM China Holdings Ltd.
4.750% due 02/01/2027 (k)		1,300	1,013
5.375% due 05/15/2024 (k)		2,600	2,285
NCL Corp. Ltd. 5.875% due 02/15/2027 (k)		4,435	3,701
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (k)		200	162
Petroleos Mexicanos
6.700% due 02/16/2032 (k)		1,668	1,173
6.750% due 09/21/2047 (k)		35,402	19,794
Seagate HDD Cayman 4.091% due 06/01/2029 (k)		1,000	804
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029 (k)		318	276
Studio City Finance Ltd. 5.000% due 01/15/2029 (k)		7,700	3,433
Times Square Hotel Trust 8.528% due 08/01/2026		482	479
Topaz Solar Farms LLC 5.750% due 09/30/2039 (k)		16,776	15,482
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		277	238
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (k)		20,402	9,508
Vale SA 0.000% due 12/29/2049 «~(g)	BRL	340,000	22,503
Veritas U.S., Inc. 7.500% due 09/01/2025 (k)		$22,099	16,957
Viking Cruises Ltd. 13.000% due 05/15/2025 (k)		100	104
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (k)		14,500	11,302
VOC Escrow Ltd. 5.000% due 02/15/2028 (k)		14,000	11,416
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)(k)		82,647	75,208
Windstream Escrow LLC 7.750% due 08/15/2028 (k)		51,680	42,897
Wynn Macau Ltd.
4.875% due 10/01/2024 (k)		500	402
5.500% due 01/15/2026 (k)		1,800	1,368
5.500% due 10/01/2027 (k)		600	415

			419,588

UTILITIES 7.8%
DTEK Finance PLC (3.500% Cash and 4.000% PIK) 7.500% due 12/31/2027 (b)		4,684	1,042
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023		47,200	44,856
FEL Energy SARL 5.750% due 12/01/2040		9,419	6,466
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		200	99
NGD Holdings BV 6.750% due 12/31/2026		1,113	469
Oi SA 10.000% due 07/27/2025		37,350	11,060
Pacific Gas & Electric Co.
4.200% due 06/01/2041 (k)		7,500	5,166
4.450% due 04/15/2042		448	317
4.600% due 06/15/2043		8,128	5,749
4.750% due 02/15/2044 (k)		21,408	15,378
4.950% due 07/01/2050 (k)		21,200	15,576
Peru LNG SRL 5.375% due 03/22/2030 (k)		12,625	9,979

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

Petrobras Global Finance BV 6.750% due 06/03/2050 (k)		10,310	8,417

			124,574

Total Corporate Bonds & Notes (Cost $941,886)			710,953

CONVERTIBLE BONDS & NOTES 2.6%
BANKING & FINANCE 1.4%
Corestate Capital Holding SA 1.375% due 11/28/2022	EUR	7,300	1,681
PennyMac Corp. 5.500% due 03/15/2026 (k)		$24,225	19,925

			21,606

INDUSTRIALS 1.2%
DISH Network Corp. 3.375% due 08/15/2026 (k)		3,700	2,555
Vnet Group, Inc. 0.000% due 02/01/2026 (f)(k)		19,600	16,905

			19,460

Total Convertible Bonds & Notes (Cost $53,876)			41,066

MUNICIPAL BONDS & NOTES 1.4%
PUERTO RICO 1.3%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043		18,115	9,080
0.000% due 11/01/2051		18,700	7,291
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (f)		3,793	2,097
4.000% due 07/01/2037		1,493	1,229

			19,697

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)		25,000	1,886

Total Municipal Bonds & Notes (Cost $26,133)			21,583

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
2.500% due 04/25/2049 - 02/25/2050 (a)(k)		23,886	3,401
3.000% due 12/25/2032 - 01/25/2051 (a)(k)		14,147	2,207
3.500% due 05/25/2030 - 04/25/2050 (a)(k)		15,800	2,469
4.000% due 09/25/2051 (a)(k)		26,999	6,280
4.500% due 07/25/2045 - 12/25/2047 (a)(k)		4,032	838
5.000% due 08/25/2043 (a)(k)		3,018	601
Freddie Mac
2.000% due 11/25/2050 - 01/25/2051 (a)(k)		20,181	1,940
2.500% due 03/25/2051 (a)(k)		16,551	2,498
3.000% due 11/25/2050 - 09/25/2051 (a)(k)		49,193	7,669
3.182% due 07/15/2042 ~(a)(k)		2,075	198
3.382% due 03/15/2043 •(a)(k)		9,817	773
3.382% due 11/15/2047 ~(a)(k)		270	31
3.500% due 04/25/2041 - 08/25/2051 (a)(k)		28,043	4,675
4.000% due 11/25/2048 - 06/25/2051 (a)(k)		16,121	3,179
4.500% due 12/25/2050 - 07/25/2051 (a)(k)		10,313	1,909

Total U.S. Government Agencies (Cost $34,058)			38,668

NON-AGENCY MORTGAGE-BACKED SECURITIES 53.8%
280 Park Avenue Mortgage Trust 5.532% due 09/15/2034 •(k)		4,750	4,361
Ashford Hospitality Trust
4.918% due 04/15/2035 ~(k)		2,500	2,348
5.918% due 04/15/2035 ~(k)		8,700	7,989
Atrium Hotel Portfolio Trust
5.868% due 12/15/2036 ~(k)		1,111	1,009
6.218% due 06/15/2035 ~(k)		11,037	10,303
Austin Fairmont Hotel Trust 5.068% due 09/15/2032 •(k)		6,000	5,652
Banc of America Funding Trust
2.558% due 09/26/2036 ~		4,505	3,446
3.324% due 06/26/2036 •(k)		3,573	2,838
5.750% due 05/26/2036		369	265
Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~(k)		15,650	11,533
6.368% due 07/15/2037 •(k)		4,278	4,060

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~(k)	16,240	13,972
Bear Stearns Commercial Mortgage Securities Trust 5.566% due 01/12/2045 ~	48	47
Beast Mortgage Trust
6.268% due 03/15/2036 •(k)	5,750	5,357
7.268% due 03/15/2036 ~(k)	7,125	6,651
Beneria Cowen & Pritzer Collateral Funding Corp.
5.310% due 06/15/2038 •(k)	10,000	9,094
6.456% due 06/15/2038 •(k)	5,000	4,384
Braemar Hotels & Resorts Trust 5.218% due 06/15/2035 •(k)	7,900	7,312
BX Trust
6.093% due 07/15/2034 ~(k)	8,560	8,445
7.193% due 07/15/2034 •(k)	6,800	6,679
Citigroup Commercial Mortgage Trust
3.635% due 05/10/2035 ~(k)	1,300	1,200
3.917% due 12/15/2072 ~(k)	4,600	3,124
5.618% due 12/15/2036 •(k)	8,811	8,402
Colony Mortgage Capital Ltd. 5.539% due 11/15/2038 •(k)	15,000	14,004
Commercial Mortgage Trust
4.368% due 06/15/2034 •(k)	4,950	4,672
5.212% due 06/15/2034 •	7,400	6,865
Connecticut Avenue Securities Trust 5.031% due 12/25/2041 ~(k)	4,300	3,658
Countrywide Alternative Loan Trust 6.250% due 12/25/2036	4,820	2,262
Credit Suisse Mortgage Capital Trust 6.118% due 07/15/2032 ~(k)	19,982	18,170
CRSNT Commercial Mortgage Trust 6.320% due 04/15/2036 •(k)	7,000	6,444
DBWF Mortgage Trust 6.011% due 12/19/2030 •(k)	29,075	27,447
Deutsche Mortgage & Asset Receiving Corp. 3.021% due 11/27/2036 •	6,327	5,597
DOLP Trust
0.665% due 05/10/2041 ~(a)(k)	309,500	12,764
3.704% due 05/10/2041 ~(k)	29,000	19,565
DROP Mortgage Trust 5.570% due 10/15/2043 •(k)	5,500	5,079
Extended Stay America Trust 6.518% due 07/15/2038 ~(k)	18,685	17,725
Freddie Mac
6.031% due 02/25/2042 ~(k)	8,400	7,706
7.031% due 02/25/2042 ~(k)	2,600	2,345
7.781% due 01/25/2034 •	4,000	2,974
9.781% due 10/25/2041 ~(k)	22,000	19,524
10.781% due 02/25/2042 •(k)	1,200	1,066
GCT Commercial Mortgage Trust 6.168% due 02/15/2038 •(k)	49,700	46,091
Greenwood Park CLO Ltd.
0.000% due 10/20/2030 «	13,000	217
0.000% due 04/15/2031 «	27,000	470
GS Mortgage Securities Corp. Trust 5.368% due 11/15/2032 ~(k)	10,782	10,227
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~	199	195
0.000% due 12/25/2060 ~(a)	187,272	6,367
0.165% due 12/25/2060 ~(a)	164,524	1,085
3.607% due 12/25/2060 ~(k)	34,468	23,531
Hawaii Hotel Trust
5.568% due 05/15/2038 •(k)	34,720	32,578
5.568% due 05/15/2038 •	5,000	4,691
Hilton Orlando Trust 5.618% due 12/15/2034 ~(k)	10,953	10,351
Hilton USA Trust 6.155% due 11/05/2035 (k)	6,017	5,682
HPLY Trust 5.968% due 11/15/2036 •(k)	1,676	1,597
JP Morgan Alternative Loan Trust 3.364% due 03/25/2037 ~(k)	15,924	16,286
JP Morgan Chase Commercial Mortgage Securities Trust
5.018% due 02/15/2035 ~(k)	1,000	951
5.133% due 07/05/2033 •(k)	5,012	4,923
5.483% due 07/05/2033 •(k)	10,000	9,742
5.918% due 03/15/2036 ~(k)	25,550	24,415
6.668% due 03/15/2036 ~(k)	9,500	9,013
JP Morgan Resecuritization Trust 2.634% due 12/27/2046 •	8,833	7,220
Lehman XS Trust 3.684% due 08/25/2037 •	23,801	20,265
Mill City Mortgage Loan Trust
0.000% due 04/25/2057 ~	320,710	3,835
0.000% due 11/25/2058 ~	271,672	872
3.578% due 04/25/2057 ~(k)	19,586	14,056

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

3.623% due 11/25/2058 ~(k)		16,205	9,480
Morgan Stanley Capital Trust
5.018% due 11/15/2034 ~(k)		5,370	5,124
5.062% due 12/15/2036 •(k)		4,294	4,027
5.968% due 11/15/2034 •(k)		3,357	3,173
Morgan Stanley Re-REMIC Trust 2.212% due 03/26/2037 þ(k)		3,511	3,385
MRCD Mortgage Trust 2.718% due 12/15/2036 (k)		28,715	24,510
Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~(k)		15,192	14,613
5.068% due 11/15/2034 ~(k)		6,000	5,682
New Orleans Hotel Trust 5.507% due 04/15/2032 ~(k)		7,491	6,917
New Residential Mortgage Loan Trust
3.528% due 07/25/2055 ~(k)		1,242	970
3.985% due 07/25/2059 ~(k)		5,000	3,310
4.328% due 07/25/2055 ~		1,000	785
New York Mortgage Trust 5.250% due 07/25/2062 «þ(k)		28,900	27,571
PMT Credit Risk Transfer Trust 5.984% due 02/27/2024 •(k)		18,079	17,725
PRET LLC 3.967% due 09/25/2051 þ(k)		17,900	16,287
Ready Capital Mortgage Financing LLC 6.834% due 04/25/2038 •(k)		7,000	6,665
Residential Accredit Loans, Inc. Trust 3.504% due 06/25/2037 ~		887	832
Seasoned Credit Risk Transfer Trust
3.780% due 05/25/2057 ~		17,904	6,839
4.250% due 09/25/2060 (k)		6,220	5,402
4.250% due 03/25/2061 ~		3,263	2,622
4.750% due 10/25/2058 ~(k)		2,360	2,107
9.715% due 11/25/2060 ~		5,547	4,209
13.182% due 09/25/2060 ~		4,243	3,100
SFO Commercial Mortgage Trust
5.718% due 05/15/2038 •(k)		18,000	16,731
6.468% due 05/15/2038 ~(k)		6,000	5,451
Tharaldson Hotel Portfolio Trust 6.123% due 11/11/2034 •(k)		5,025	4,727
Trinity Square PLC
0.000% due 07/15/2059 (f)	GBP	10,853	31,907
5.146% due 07/15/2059 •		10,843	11,733
6.146% due 07/15/2059 •		5,421	5,872
6.646% due 07/15/2059 ~		10,844	11,735
7.646% due 07/15/2059 •		1,025	1,141
VASA Trust
5.968% due 07/15/2039 •(k)		$10,000	9,314
6.718% due 07/15/2039 •(k)		7,000	6,510
Verus Securitization Trust 3.195% due 10/25/2063 ~		1,800	1,507
Waikiki Beach Hotel Trust
4.848% due 12/15/2033 •(k)		3,000	2,846
5.498% due 12/15/2033 ~(k)		5,000	4,611
WaMu Mortgage Pass-Through Certificates Trust
1.914% due 07/25/2047 ~(k)		2,292	1,889
4.134% due 12/25/2045 ~(k)		11,392	9,777
Wells Fargo Mortgage-Backed Securities Trust 4.412% due 10/25/2036 ~		282	266

Total Non-Agency Mortgage-Backed Securities (Cost $960,141)			862,350

ASSET-BACKED SECURITIES 18.9%
Aames Mortgage Investment Trust 5.784% due 01/25/2035 ~		5,000	3,625
ACE Securities Corp. Home Equity Loan Trust
3.334% due 08/25/2036 •(k)		24,028	18,049
3.669% due 02/25/2036 ~(k)		6,422	5,472
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.774% due 01/25/2036 •		16,353	13,430
Asset-Backed Securities Corp. Home Equity Loan Trust 3.314% due 05/25/2037 ~		8,830	6,357
Ayresome CDO Ltd. 3.538% due 12/08/2045 ~(k)		26,075	7,610
Bear Stearns Asset-Backed Securities Trust 3.744% due 01/25/2037 •		6,306	5,445
BSPRT Issuer Ltd. 5.218% due 05/15/2029 •(k)		5,000	4,889
Carvana Auto Receivables Trust 0.000% due 01/10/2028 «(f)		10	2,566
College Avenue Student Loans LLC 4.120% due 07/25/2051		1,750	1,555
Duke Funding High Grade Ltd.
0.090% due 08/02/2049 (a)		840,370	221
2.693% due 08/02/2049 ~		29,910	349

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

Encore Credit Receivables Trust 4.839% due 10/25/2035 •		5,579	5,018
Exeter Automobile Receivables Trust
0.000% due 05/15/2031 «(f)		7	2,746
0.000% due 08/15/2031 «(f)		12	6,866
0.000% due 12/15/2033 «(f)		12	7,875
Fieldstone Mortgage Investment Trust 6.009% (US0001M + 2.925%) due 08/25/2034 ~		3,000	2,139
First Franklin Mortgage Loan Trust 3.394% due 10/25/2036 •(k)		6,000	4,668
First NLC Trust 3.464% due 12/25/2035 ~		3,112	2,837
Flagship Credit Auto Trust 0.000% due 04/17/2028 «(f)		10	1,847
FREED ABS Trust 0.000% due 09/20/2027 «(f)		4	757
Greenwood Park CLO Ltd. 0.000% due 04/15/2031 ~		27,000	12,864
GSAMP Trust 3.384% due 08/25/2036 •		15,522	12,732
Home Equity Mortgage Loan Asset-Backed Trust 3.254% due 04/25/2037 •(k)		7,405	5,265
KKR CLO Ltd. 0.000% due 04/20/2034 ~		10,000	7,597
Long Beach Mortgage Loan Trust 3.789% due 11/25/2035 ~(k)		10,014	9,197
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~		5,600	2,697
Marlette Funding Trust 0.000% due 09/16/2030 «(f)		38	3,420
Montauk Point CDO Ltd.
2.632% due 04/06/2046 ~(k)		327,058	6,893
2.637% due 10/06/2042 •(k)		213,556	15,300
Morgan Stanley ABS Capital, Inc. Trust 4.194% due 07/25/2035 ~(k)		6,914	5,091
Morgan Stanley Capital, Inc. Trust 3.444% due 03/25/2036 ~(k)		2,478	2,055
Morgan Stanley Home Equity Loan Trust 4.149% due 05/25/2035 •		5,319	4,462
Myers Park CLO Ltd. 0.000% due 10/20/2030 «~		13,000	8,494
New Century Home Equity Loan Trust 4.104% due 06/25/2035 •		17,484	15,438
Option One Mortgage Loan Trust 3.324% due 04/25/2037 •(k)		3,832	2,342
PRET LLC 3.721% due 07/25/2051 þ		2,600	2,280
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		7,935	3,202
Securitized Asset-Backed Receivables LLC Trust 3.584% due 03/25/2036 •(k)		1,522	980
Sierra Madre Funding Ltd. 3.023% due 09/07/2039 ~		1,179	847
SMB Private Education Loan Trust
0.000% due 02/16/2055 «(f)		5	9,424
5.950% due 02/16/2055 (k)		4,592	4,301
Specialty Underwriting & Residential Finance Trust 3.384% due 09/25/2037 •(k)		23,647	10,213
Structured Asset Investment Loan Trust 3.604% due 05/25/2036 ~		14,747	6,558
Structured Asset Securities Corp. Mortgage Loan Trust
3.284% due 06/25/2037 •(k)		5,852	3,974
3.324% due 01/25/2037 ~(k)		9,962	6,927
3.384% due 04/25/2036 ~(k)		20,404	17,553
Structured Finance Advisors ABS CDO Ltd. 2.293% due 07/02/2037 •(k)		41,836	8,003
Summer Street Ltd. 3.408% due 12/06/2045 ~(k)		49,629	10,945

Total Asset-Backed Securities (Cost $386,662)			303,375

SOVEREIGN ISSUES 2.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ(k)		17,043	3,451
1.500% due 07/09/2035 þ(k)		3,348	616
3.500% due 07/09/2041 þ(k)		41,970	9,045
3.875% due 01/09/2038 þ(k)		2,899	686
Ecuador Government International Bond
2.500% due 07/31/2035 þ		3,300	1,106
5.500% due 07/31/2030 þ		19,720	9,377
Nigeria Government International Bond 8.250% due 09/28/2051 (k)		3,600	2,037
Romania Government International Bond
2.750% due 04/14/2041	EUR	5,800	2,921
2.875% due 04/13/2042		4,000	2,026

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

Russia Government International Bond
5.100% due 03/28/2035 ^(c)	$200	87
5.625% due 04/04/2042 ^(c)	4,200	2,310
Ukraine Government International Bond 6.876% due 05/21/2031 ^(c)	10,700	2,006

Total Sovereign Issues (Cost $68,682)		35,668

	SHARES
COMMON STOCKS 2.0%
FINANCIALS 1.2%
Credit Suisse Group AG	115,607	466
Intelsat SA «(d)(i)	650,684	18,219

		18,685

INDUSTRIALS 0.8%
NAC Aviation Restricted «(d)(i)	373,201	7,837
Syniverse Holdings, Inc. «(d)(i)	5,921,230	5,660
Voyager Aviation Holdings LLC «(d)	6,860	0

		13,497

Total Common Stocks (Cost $54,328)		32,182

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)	68,143	290

Total Rights (Cost $0)		290

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	68,143	341

Total Warrants (Cost $0)		341

PREFERRED SECURITIES 2.8%
BANKING & FINANCE 2.0%
Nationwide Building Society 10.250% ~	4,600	602
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)	35,560,800	32,065

		32,667

INDUSTRIALS 0.8%
Voyager Aviation Holdings LLC 9.500% «	41,160	12,888

Total Preferred Securities (Cost $71,053)		45,555

REAL ESTATE INVESTMENT TRUSTS 2.8%
FINANCIALS 2.8%
AGNC Investment Corp.	1,270,500	10,698
Annaly Capital Mangaement, Inc.	609,500	10,459
KKR Real Estate Finance Trust, Inc.	1,082,100	17,584
PennyMac Mortgage Investment Trust	556,200	6,552

Total Real Estate Investment Trusts (Cost $68,894)		45,293

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.9%
REPURCHASE AGREEMENTS (j) 6.0%		96,700

SHORT-TERM NOTES 1.7%
Federal Home Loan Bank 2.980% due 01/06/2023 - 01/10/2023 •	$27,100	27,101

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

U.S. TREASURY BILLS 0.2%
2.336% due 10/06/2022 - 12/15/2022 (e)(f)(k)(n)	2,409	2,408

Total Short-Term Instruments (Cost $126,208)		126,209

Total Investments in Securities (Cost $3,604,514)		2,949,509

Total Investments 184.0% (Cost $3,604,514)		$2,949,509
Financial Derivative Instruments (l)(m) 1.2%(Cost or Premiums, net $(17,080))		19,414
Other Assets and Liabilities, net (85.2)%		(1,365,722)

Net Assets 100.0%		$1,603,201

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Intelsat SA	01/29/2021 - 03/09/2021	$38,680	$18,219	1.14%
NAC Aviation Restricted	06/01/2022 - 07/27/2022	8,750	7,837	0.49
Syniverse Holdings, Inc.	05/12/2022	5,803	5,660	0.35

$53,233	$31,716	1.98%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	2.850%	09/30/2022	10/03/2022	$96,700	U.S. Treasury Notes 2.250% due 03/31/2024	$(98,734)	$96,700	$96,723

Total Repurchase Agreements	$(98,734)	$96,700	$96,723

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	4.000%	09/08/2022	03/07/2023	$(16,033)	$(16,077)
BOS	3.760	09/12/2022	01/10/2023	(12,590)	(12,617)
3.910	07/28/2022	10/28/2022	(3,582)	(3,598)
BPS	(2.750)	09/14/2022	TBD(3)	EUR	(893)	(874)
0.450	08/17/2022	11/15/2022	(3,374)	(3,309)
0.520	07/28/2022	10/28/2022	(2,796)	(2,743)
0.550	08/04/2022	11/04/2022	(6,586)	(6,461)
0.550	09/19/2022	11/04/2022	(34,057)	(33,385)
0.720	08/25/2022	11/24/2022	(1,732)	(1,698)
1.750	04/25/2022	10/27/2022	$(796)	(802)
1.750	07/19/2022	10/27/2022	(828)	(831)
2.450	06/09/2022	12/09/2022	(36,837)	(37,128)
2.760	06/01/2022	12/01/2022	(5,734)	(5,788)
3.110	07/07/2022	10/11/2022	(6,312)	(6,360)
3.230	07/22/2022	10/24/2022	(19,561)	(19,689)
3.280	09/16/2022	10/17/2022	(1,834)	(1,837)
3.530	09/16/2022	10/17/2022	(8,072)	(8,086)

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

	3.538	08/01/2022	11/01/2022		(12,298)	(12,374)
	3.550	08/02/2022	02/02/2023		(5,327)	(5,360)
	3.550	09/13/2022	02/02/2023		(2,426)	(2,431)
	3.580	09/19/2022	10/19/2022		(9,583)	(9,597)
	3.620	08/16/2022	02/16/2023		(19,921)	(20,017)
	3.640	08/12/2022	02/13/2023		(3,765)	(3,785)
	3.760	09/13/2022	02/13/2023		(6,965)	(6,979)
	3.810	08/31/2022	03/01/2023		(905)	(908)
	3.900	09/02/2022	03/02/2023		(11,450)	(11,489)
	3.935	09/01/2022	03/01/2023		(7,604)	(7,631)
	3.960	08/15/2022	02/15/2023		(22,931)	(23,033)
	4.010	09/08/2022	01/06/2023		(37,284)	(37,371)
	4.010	09/09/2022	01/06/2023		(1,727)	(1,731)
	4.030	09/26/2022	10/27/2022		(2,051)	(2,053)
	4.206	08/24/2022	02/27/2023		(47,012)	(47,232)
	4.600	09/22/2022	03/23/2023		(3,227)	(3,231)
	4.620	09/23/2022	03/23/2023		(5,399)	(5,406)
BRC	(4.250)	09/21/2022	TBD(3)	EUR	(1,735)	(1,698)
	(1.000)	09/23/2022	TBD(3)		$(4,969)	(4,968)
	0.650	09/21/2022	TBD(3)	EUR	(763)	(748)
	2.863	09/27/2022	10/27/2022		$(835)	(836)
	3.060	07/06/2022	10/13/2022		(21,471)	(21,634)
	3.306	07/22/2022	10/25/2022		(14,458)	(14,555)
	3.380	09/16/2022	10/18/2022		(8,067)	(8,080)
	3.400	09/23/2022	TBD(3)		(109)	(109)
	3.490	08/01/2022	11/01/2022		(3,448)	(3,469)
	3.538	08/08/2022	11/10/2022		(37,335)	(37,540)
	3.940	09/27/2022	10/27/2022		(30,684)	(30,704)
	4.005	08/04/2022	02/03/2023		(27,183)	(27,364)
	4.306	08/24/2022	02/27/2023		(5,994)	(6,023)
BYR	3.560	04/29/2022	10/26/2022		(65,195)	(65,444)
	3.560	06/03/2022	10/26/2022		(15,348)	(15,436)
	3.560	09/28/2022	10/26/2022		(1,287)	(1,288)
	3.610	09/26/2022	03/24/2023		(33,694)	(33,713)
	3.610	09/28/2022	03/24/2023		(21,469)	(21,479)
CEW	3.430	07/12/2022	01/12/2023		(69,652)	(70,203)
	4.310	08/26/2022	02/28/2023		(10,112)	(10,158)
CIB	3.540	09/16/2022	10/17/2022		(248)	(249)
DBL	4.589	09/22/2022	11/22/2022		(19,249)	(19,276)
	4.639	09/22/2022	11/22/2022		(13,969)	(13,988)
FBF	0.400	05/11/2022	TBD(3)	EUR	(2,714)	(2,650)
IND	3.030	08/15/2022	11/07/2022		$(3,573)	(3,587)
	3.080	08/08/2022	11/07/2022		(585)	(588)
JML	(0.750)	09/14/2022	TBD(3)	EUR	(1,527)	(1,496)
	0.200	07/19/2022	10/18/2022		(5,980)	(5,863)
	0.420	08/09/2022	11/07/2022		(948)	(930)
	0.750	08/25/2022	11/24/2022		(724)	(710)
	0.800	09/14/2022	TBD(3)		(19,760)	(19,374)
	0.820	09/14/2022	TBD(3)		(6,610)	(6,481)
	3.500	09/23/2022	11/04/2022		$(14,857)	(14,872)
	3.550	09/23/2022	11/04/2022		(9,724)	(9,734)
JPS	3.279	08/05/2022	11/03/2022		(22,079)	(22,198)
	3.660	08/17/2022	11/14/2022		(26,723)	(26,851)
	4.090	09/02/2022	01/03/2023		(59,457)	(59,667)
MEI	(4.250)	09/21/2022	10/07/2022	EUR	(145)	(142)
	0.250	09/21/2022	10/07/2022		(427)	(419)
	2.493	08/16/2022	11/16/2022	GBP	(8,887)	(9,956)
	3.200	09/26/2022	10/13/2022		$(18,589)	(18,601)
MSB	3.278	07/14/2022	10/14/2022		(10,962)	(11,043)
	3.910	09/19/2022	03/16/2023		(2,050)	(2,053)
	4.210	08/22/2022	02/22/2023		(44,507)	(44,507)
NOM	3.300	09/23/2022	TBD(3)		(3,077)	(3,079)
	3.400	09/23/2022	TBD(3)		(1,080)	(1,081)
	3.700	09/06/2022	10/06/2022		(8,917)	(8,942)
	3.840	09/23/2022	TBD(3)		(15,312)	(15,328)
RBC	3.120	07/11/2022	10/11/2022		(14,318)	(14,423)
	3.870	08/17/2022	11/17/2022		(5,158)	(5,179)
RCY	4.170	09/16/2022	01/17/2023		(6,008)	(6,020)
RDR	2.930	07/21/2022	10/24/2022		(5,234)	(5,265)
	3.070	08/04/2022	11/04/2022		(19,913)	(20,015)
RTA	3.510	01/07/2022	01/05/2023		(10,505)	(10,552)
	3.910	07/06/2022	10/06/2022		(5,628)	(5,662)
	3.930	09/01/2022	10/03/2022		(4,639)	(4,639)
	3.960	10/03/2022	02/03/2023		(4,543)	(4,543)
	3.980	07/01/2022	10/03/2022		(17,557)	(17,670)
	4.060	10/03/2022	01/03/2023		(16,382)	(16,382)
SCX	0.060	07/19/2022	10/18/2022	EUR	(2,085)	(2,044)
	2.630	09/26/2022	10/11/2022		$(657)	(657)
	2.630	09/30/2022	10/11/2022		(6,039)	(6,040)
SOG	3.140	09/12/2022	11/02/2022		(331)	(332)
	3.250	08/30/2022	11/14/2022		(750)	(752)
	3.490	08/31/2022	11/30/2022		(9,485)	(9,515)
	3.507	07/28/2022	10/28/2022		(29,912)	(30,107)
	3.632	08/12/2022	11/16/2022		(3,300)	(3,317)
	3.677	08/17/2022	11/17/2022		(13,444)	(13,508)
	3.682	08/12/2022	11/16/2022		(16,501)	(16,589)

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

3.987	09/07/2022	12/07/2022	(7,256)	(7,277)
TDM	3.220	09/23/2022	TBD(3)	(1,185)	(1,186)
3.240	09/23/2022	TBD(3)	(5,486)	(5,491)
3.350	09/23/2022	TBD(3)	(1,592)	(1,594)
UBS	0.500	08/09/2022	11/07/2022	EUR	(2,799)	(2,745)
0.820	09/14/2022	TBD(3)	(1,063)	(1,042)
3.270	08/09/2022	11/10/2022	$(53,075)	(53,340)
3.470	09/23/2022	11/02/2022	(4,612)	(4,617)
3.520	09/23/2022	11/02/2022	(19,350)	(19,369)
3.920	08/12/2022	02/13/2023	(40,082)	(40,309)
4.060	09/15/2022	01/13/2023	(14,552)	(14,581)
4.134	09/02/2022	01/04/2023	(10,935)	(10,974)
4.360	09/20/2022	01/19/2023	(7,433)	(7,444)
4.460	09/20/2022	01/19/2023	(11,843)	(11,862)
4.510	09/20/2022	01/19/2023	(11,237)	(11,255)

Total Reverse Repurchase Agreements	$(1,447,322)

(k)	Securities with an aggregate market value of $1,679,736 and cash of $49,208 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(1,420,423) at a weighted average interest rate of 2.356%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	66	$(15,802)	$256	$6	$0
3-Month SOFR Active Contract December Futures	03/2025	35	(8,428)	126	7	0
3-Month SOFR Active Contract December Futures	03/2026	38	(9,163)	132	8	0
3-Month SOFR Active Contract June Futures	09/2024	44	(10,570)	165	7	0
3-Month SOFR Active Contract June Futures	09/2025	35	(8,436)	124	8	0
3-Month SOFR Active Contract March Futures	06/2024	58	(13,910)	222	7	0
3-Month SOFR Active Contract March Futures	06/2025	31	(7,469)	111	6	0
3-Month SOFR Active Contract March Futures	06/2026	36	(8,681)	123	8	0
3-Month SOFR Active Contract September Futures	12/2024	41	(9,862)	151	7	0
3-Month SOFR Active Contract September Futures	12/2025	29	(6,992)	102	6	0

Total Futures Contracts	$1,512	$70	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2024	5.429%	$200	$(8)	$7	$(1)	$0	$(1)
Bombardier, Inc.	5.000	Quarterly	06/20/2025	6.300	100	(8)	5	(3)	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	4.275	15,400	1,608	(1,158)	450	26	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	12.473	EUR	1,000	64	(247)	(183)	1	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	12.466	13,300	739	(3,359)	(2,620)	92	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.739	600	(43)	3	(40)	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.185	3,700	(380)	49	(331)	3	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521	18,300	(1,384)	(649)	(2,033)	0	(2)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	4.983	2,700	(296)	(110)	(406)	0	(3)

$292	$(5,459)	$(5,167)	$122	$(7)

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2052	GBP	18,400	$674	$9,641	$10,315	$0	$(51)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		$71,200	(5)	1,053	1,048	53	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		35,600	4	536	540	23	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		5,700	2	152	154	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	09/21/2026		91,700	(6,758)	(2,187)	(8,945)	0	(260)
Pay(5)	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		105,300	(10,837)	179	(10,658)	179	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023	BRL	77,400	(14)	(688)	(702)	0	(1)
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		3,100	0	2	2	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		2,000	0	1	1	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		5,200	0	3	3	0	0
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		2,500	0	1	1	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		5,200	0	2	2	0	0
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		10,700	0	3	3	0	0
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		1,300	0	0	0	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		5,300	0	1	1	0	0
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		13,400	0	3	3	0	0
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		10,700	0	2	2	0	0
Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		17,500	0	3	3	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		1,000	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		700	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		2,200	0	2	2	1	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		3,700	0	4	4	1	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		1,900	0	2	2	1	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		1,800	0	2	2	1	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		3,800	0	5	5	1	0
Pay	1-Year BRL-CDI	6.990	Maturity	01/04/2027		318,400	2,522	(8,116)	(5,594)	204	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		1,200	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		300	0	0	0	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		1,400	0	1	1	1	0
Receive	1-Year BRL-CDI	11.788	Maturity	01/04/2027		471,000	0	(760)	(760)	0	(306)
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		3,200	0	5	5	2	0
Pay	1-Year BRL-CDI	12.015	Maturity	01/04/2027		124,200	0	292	292	81	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023		$40,100	(57)	(1,134)	(1,191)	0	(15)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		474,100	(8,044)	(52,132)	(60,176)	0	(1,304)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		6,300	(352)	(782)	(1,134)	0	(24)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		76,800	0	10,579	10,579	281	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		43,200	(62)	(5,736)	(5,798)	0	(165)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		25,450	2,132	3,723	5,855	89	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		10,500	297	(1,970)	(1,673)	0	(38)
Receive	3-Month USD-LIBOR	1.700	Semi-Annual	02/01/2052		114,200	(2,036)	37,582	35,546	1,292	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032	EUR	50,200	4,740	7,316	12,056	0	(75)
Receive(5)	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		5,700	448	226	674	0	(10)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	109,600	12	(150)	(138)	0	(3)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		238,900	(10)	(290)	(300)	0	(5)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		41,000	0	49	49	0	(1)
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		17,100	0	21	21	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		10,200	0	12	12	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		4,900	0	8	8	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		4,300	0	5	5	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		2,100	9	2	11	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		8,700	36	10	46	0	(1)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		2,100	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		5,000	0	8	8	0	(1)

							$(17,299)	$(2,515)	$(19,814)	$2,220	$(2,260)

Total Swap Agreements							$(17,007)	$(7,974)	$(24,981)	$2,342	$(2,267)

Cash of $40,111 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2022	PEN	5,172		$1,345	$46	$0
	10/2022		$1,302	PEN	5,172	0	(4)
	11/2022	CHF	964		$1,025	43	0
	11/2022	EUR	4,996		5,046	135	0
	11/2022	GBP	6,231		6,748	0	(214)
	11/2022		$1,456	EUR	1,458	0	(22)
	11/2022		1,270	GBP	1,140	4	0
	01/2023		194	ZAR	3,439	0	(5)
	03/2023		2,008		35,456	0	(76)
BPS	10/2022	BRL	97,285		$18,723	688	0
	10/2022	PEN	3,781		975	28	0
	10/2022	PLN	28,197		6,071	394	0
	10/2022		$17,994	BRL	97,286	41	0
	10/2022		8,821	MXN	178,535	39	0
	11/2022	CAD	2,414		$1,881	133	0
	11/2022	EUR	191,743		197,454	8,977	0
	11/2022	GBP	58,382		71,509	6,277	0
	11/2022	IDR	163,612,601		10,860	191	0
	11/2022		$973	PEN	3,781	0	(28)
	11/2022		4,054	ZAR	65,421	0	(451)
	12/2022	MXN	178,535		$8,684	0	(43)
BRC	11/2022	GBP	616		747	59	0
	11/2022		$1,582	GBP	1,332	0	(94)
	11/2022		4,859	IDR	72,562,623	0	(127)
	02/2023		483	ZAR	8,008	0	(46)
CBK	10/2022	BRL	214,074		$40,693	1,049	(41)
	10/2022	MXN	787		38	0	(1)
	10/2022	PEN	98,221		25,374	719	0
	10/2022		$40,946	BRL	214,074	0	(1,262)
	10/2022		11,846	MXN	244,972	267	0
	10/2022		26,271	PEN	102,001	0	(668)
	11/2022	BRL	97,285		$18,618	714	0
	11/2022	GBP	2,387		2,876	208	0
	11/2022		$2,495	PEN	9,902	0	(21)
	11/2022		719	ZAR	11,802	0	(70)
	12/2022	MXN	61,250		$3,004	0	(1)
	12/2022	PEN	98,221		25,129	682	0
	12/2022		$18,563	PEN	77,853	829	0
	01/2023		22,252	BRL	116,788	0	(1,049)
	04/2023		2,223	PEN	8,779	0	(59)
MYI	11/2022	EUR	4,588		$4,605	95	0
	11/2022	GBP	928		1,070	33	0
	11/2022	IDR	6,166,923		417	15	0
	11/2022		$3,274	EUR	3,382	50	0
SCX	11/2022	CAD	3,106		$2,417	169	0
	11/2022	GBP	21,715		26,366	2,103	0
	11/2022	IDR	4,340,064		289	6	0
	11/2022		$3,500	EUR	3,489	0	(70)
	11/2022		2,055	GBP	1,715	0	(139)
	11/2022		7,254	IDR	108,824,050	0	(158)
TOR	10/2022	MXN	179,374		$8,973	72	0
	11/2022	CAD	3,883		3,016	205	0
	11/2022		$870	EUR	901	16	0
	11/2022		1,355	GBP	1,253	45	0
UAG	10/2022	MXN	1,256		$61	0	(1)
	10/2022		$1,712	ZAR	29,466	0	(86)
	11/2022	EUR	1,836		$1,839	34	0
	11/2022	IDR	5,213,825		350	10	0
	11/2022		$932	ZAR	15,226	0	(94)
	03/2023		246		4,401	0	(7)

Total Forward Foreign Currency Contracts						$24,376	$(4,837)

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BYL	Banca Monte Dei Paschi Di	5.000%	Quarterly	06/20/2024	8.677%	EUR	2,000	$(55)	$(50)	$0	$(105)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	03/20/2023	$300	$0	$(4)	$0	$(4)
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	600	(3)	(17)	0	(20)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	3,300	(15)	(126)	0	(141)

$(18)	$(147)	$0	$(165)

Total Swap Agreements	$(73)	$(197)	$0	$(270)

(n)

Securities with an aggregate market value of $279 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$545,383	$140,593	$685,976
Corporate Bonds & Notes
Banking & Finance	0	166,791	0	166,791
Industrials	0	397,085	22,503	419,588
Utilities	0	124,574	0	124,574
Convertible Bonds & Notes
Banking & Finance	0	21,606	0	21,606
Industrials	0	19,460	0	19,460
Municipal Bonds & Notes
Puerto Rico	0	19,697	0	19,697
West Virginia	0	1,886	0	1,886
U.S. Government Agencies	0	38,668	0	38,668
Non-Agency Mortgage-Backed Securities	0	834,092	28,258	862,350
Asset-Backed Securities	0	259,380	43,995	303,375
Sovereign Issues	0	35,668	0	35,668
Common Stocks
Financials	466	0	18,219	18,685
Industrials	0	0	13,497	13,497
Rights
Financials	0	0	290	290
Warrants
Financials	0	0	341	341
Preferred Securities
Banking & Finance	0	32,667	0	32,667
Industrials	0	0	12,888	12,888
Real Estate Investment Trusts

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

Financials	45,293	0	0	45,293
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	96,700	0	96,700
Short-Term Notes	0	27,101	0	27,101
U.S. Treasury Bills	0	2,408	0	2,408

Total Investments	$45,759	$2,623,166	$280,584	$2,949,509

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,412	0	2,412
Over the counter	0	24,376	0	24,376

$0	$26,788	$0	$26,788
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,267)	0	(2,267)
Over the counter	0	(5,107)	0	(5,107)

$0	$(7,374)	$0	$(7,374)

Total Financial Derivative Instruments	$0	$19,414	$0	$19,414

Totals	$45,759	$2,642,580	$280,584	$2,968,923

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$219,124	$17,537	$(5,254)	$57	$(60)	$(1,919)	$26,950	$(115,842)	$140,593	$(2,009)
Corporate Bonds & Notes
Industrials	105,768	0	(487)	95	0	(7,665)	0	(75,208)	22,503	(4,439)
Non-Agency Mortgage-Backed Securities	701	28,616	(601)	1	17	(476)	0	0	28,258	(476)
Asset-Backed Securities	51,484	0	(1,422)	80	(761)	(5,386)	0	0	43,995	(6,049)
Common Stocks
Financials	18,219	0	0	0	0	0	0	0	18,219	0
Industrials	14,859	0	(307)	0	0	(1,055)	0	0	13,497	(143)
Rights
Financials	324	0	0	0	0	(34)	0	0	290	(34)
Warrants
Financials	341	0	0	0	0	0	0	0	341	0
Preferred Securities
Industrials	12,445	0	0	0	0	443	0	0	12,888	443

Totals	$423,265	$46,153	$(8,071)	$233	$(804)	$(16,092)	$26,950	$(191,050)	$280,584	$(12,707)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$71,129	Discounted Cash Flow	Discount Rate	5.920 - 13.500	9.445
11,309	Discounted Cash Flow	Discount Spread	3.580	—
18,976	Indicative Market Quotation	Price	7.510 - 95.000	91.216
39,179	Third Party Vendor	Broker Quote	35.000 - 101.000	73.960
Corporate Bonds & Notes
Industrials	22,503	Reference Instrument	Weighted Average	BRL	37.290	—
Non-Agency Mortgage-Backed Securities	687	Discounted Cash Flow	Discount Rate	9.000 - 21.000	12.789
27,571	Proxy Pricing	Base Price	96.000	—
Asset-Backed Securities	43,995	Discounted Cash Flow	Discount Rate	9.000 - 23.000	16.270
Common Stocks
Financials	18,219	Indicative Market Quotation	Price	$28.000	—
Industrials	5,660	Discounted Cash Flow	Discount Rate	13.547	—
7,837	Indicative Market Quotation	Broker Price Opinion	$21.000	—
Rights
Financials	290	Other Valuation Techniques(2)	—	—	—
Warrants
Financials	341	Other Valuation Techniques(2)	—	—	—
Preferred Securities
Industrials	12,888	Discounted Cash Flow/Comparable Companies	Discount Rate/TBV Multiple	%/X	22.980/0.280	—

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	September 30, 2022 (Unaudited)

Total	$280,584

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDOLS I LLC and RLM 4365 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, exempted companies, were formed as wholly owned subsidiaries acting as an investment vehicles for the PIMCO Dynamic Income Opportunities Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the Subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets
PDOLS I LLC	01/15/2021	0.0%
RLM 4365 LLC	01/15/2021	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DBL	Deutsche Bank AG London	RBC	Royal Bank of Canada
BOM	Bank of Montreal	FBF	Credit Suisse International	RCY	Royal Bank of Canada
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
BYL	Barclays Bank PLC London Branch	MEI	Merrill Lynch International	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
CDI	Natixis Singapore	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
CEW	Canadian Imperial Bank of Commerce World Markets	NOM	Nomura Securities International, Inc.	UBS	UBS Securities LLC
CIB	Canadian Imperial Bank of Commerce

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CHF	Swiss Franc	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	PEN	Peruvian New Sol

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
EUR001M	1 Month EUR Swap Rate	LIBOR01Y	1 Year USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	US0001M	ICE 1-Month USD LIBOR
EUR006M	6 Month EUR Swap Rate	LIBOR06M	6 Month USD-LIBOR	WIBOR06M	6 Month Warsaw Inter Bank Offering Rate
LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
DAC	Designated Activity Company	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"